UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Municipal Income Fund - National Portfolio

Portfolio of Investments

January 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.7%
Long-Term Municipal Bonds - 99.7%
Alabama - 2.1%
Birmingham AL Wtrwks Brd
5.00%, 1/01/31	$10,000	$10,604,000
Jefferson Cnty AL LT Sch Wts
Series 2004A
5.25%, 1/01/18-1/01/23	3,900	3,912,027
AGM
5.50%, 1/01/21	1,000	1,000,420
Univ of Alabama at Birmingham Hosp
Series 2008A
5.75%, 9/01/22	3,000	3,369,060

		18,885,507

Arizona - 1.8%
Dove Mountain Resort CFD AZ
6.75%, 12/01/16	1,170	1,070,503
Estrella Mtn CFD AZ Desert Vlg
7.375%, 7/01/27	2,050	2,051,169
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater)
NPFGC Series 04
5.00%, 7/01/23	1,750	1,781,273
Pima Cnty AZ IDA (American Charter Sch Fdntn)
Series 2007A
5.50%, 7/01/26	4,245	3,744,981
Pima Cnty AZ IDA (Horizon Learning Ctr)
Series 05
5.125%, 6/01/20	3,310	3,249,559
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
5.25%, 12/01/23	3,685	4,078,005
Sundance AZ CFD #1
Series 02
7.75%, 7/01/22	280	280,045

		16,255,535

California - 15.5%
Bay Area Toll Auth CA
Series 2013S
5.00%, 4/01/31	5,560	6,022,370
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	6,390	7,556,750
California GO
5.00%, 11/01/29-11/01/32	18,000	19,587,720
California Poll Cntl Fin Auth (Poseidon Resources LP)
5.00%, 7/01/37-11/21/45 (a)	11,130	10,016,875
California Statewide CDA (Enloe Med Ctr)
6.25%, 8/15/28	1,715	1,947,760
Series 2008A
5.50%, 8/15/23	80	89,269

	Principal Amount (000)	U.S. $ Value
Chula Vista CA IDR (San Diego Gas & Elec Co.)
Series 1996A
5.30%, 7/01/21	4,000	4,109,800
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	9,260	10,355,828
Los Angeles CA Dept W&P Pwr
Series 2013B
5.00%, 7/01/29-7/01/30	15,630	17,464,085
Los Angeles CA Dept W&P Wtr
Series 2013A
5.00%, 7/01/31	9,115	10,072,257
Series 2013B
5.00%, 7/01/32	1,900	2,099,405
Los Angeles CA Harbor Dept
Series 2009C
5.25%, 8/01/24	17,205	19,817,751
Los Angeles CA Wstwtr Sys
Series 2013A
5.00%, 6/01/33	9,310	10,179,647
Manteca CA USD CFD #89-1
NPFGC Series 01
Zero Coupon, 9/01/31	11,910	4,214,592
Ontario CA Redev Fin Auth
NPFGC Series 93
5.80%, 3/03/14 (Pre-refunded/ETM)	1,000	1,148,590
San Bernardino Cnty CA COP
Series 2009A
5.25%, 8/01/26	1,910	2,020,818
San Diego CA Pub Fac Fin Auth (San Diego CA Wtr)
Series 2012A
5.00%, 8/01/30	5,000	5,492,750
San Diego Cnty CA Wtr Auth
AGM Series 2008A-COPS
5.00%, 5/01/25	3,000	3,303,570
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2010A
4.90%, 5/01/29	2,800	3,106,488
Univ of California
Series 2013A
5.00%, 5/15/30	3,200	3,569,248

		142,175,573

Colorado - 3.1%
Colorado Hlth Fac Auth (Evangelical Luth Good Sam Soc)
5.25%, 6/01/19-6/01/23	2,200	2,311,316
Colorado Hlth Fac Auth (Parkview Medical Center)
Series 04
5.00%, 9/01/25	690	691,228
Denver CO Urban Renewal Auth (Stapleton)
Series 2010B-1
5.00%, 12/01/24-12/01/25	9,175	9,601,684

	Principal Amount (000)	U.S. $ Value
E-470 Pub Hwy Auth CO
Series 2010C
5.25%, 9/01/25	2,900	3,088,616
5.375%, 9/01/26	3,600	3,832,128
Park Creek Met Dist CO
Series 05
5.50%, 12/01/30	1,900	1,979,800
PV Wtr & San Met Dist CO
Zero Coupon, 12/15/17 (b)(c)	3,122	1,309,617
Regional Trnsp Dist CO (Denver Transit Partners)
6.00%, 1/15/41	2,400	2,482,680
Three Springs Metro District #3 CO
Series 2010
7.75%, 12/01/39	1,950	2,014,116
Todd Creek Farms Met Dist #1 CO
6.125%, 12/01/19 (b)	820	410,000
6.125%, 12/01/22 (b)(c)	1,210	302,500

		28,023,685

Connecticut - 0.8%
Connecticut Spl Tax Obl (Connecticut Trnsp Prog Spl Tax)
5.00%, 1/01/29	6,445	7,168,580

District of Columbia - 2.4%
District of Columbia (Catholic Univ of America)
5.00%, 10/01/34	700	722,820
District of Columbia (Friendship Pub Charter Sch)
ACA
5.00%, 6/01/26	1,000	997,200
District of Columbia Tax Incr
Series 2009B
5.25%, 12/01/26	9,600	10,882,656
District of Columbia Wtr & Swr Auth
AGC Series 2008A
5.00%, 10/01/23	4,125	4,562,044
Washington DC Conv Ctr Ded Tax
AMBAC Series 2007A
5.00%, 10/01/23	5,000	5,263,700

		22,428,420

Florida - 4.5%
Bonnet Creek Resort CDD FL
7.25%, 5/01/18	3,085	3,084,722
Crossings at Fleming Is CDD FL
Series 2000C
7.05%, 5/01/15	480	439,637
7.10%, 5/01/30 (b)	2,235	1,812,272
Dade Cnty FL HFA MFHR (Golden Lakes Apts)
Series 1997A
6.00%, 11/01/32	250	247,203
6.05%, 11/01/39	750	728,040

	Principal Amount (000)	U.S. $ Value
Hollywood FL Cmnty Redev Agy (Beach CRA)
XLCA
5.00%, 3/01/24	5,000	5,258,250
Marshall Creek CDD FL
6.625%, 5/01/32 (b)(d)	2,360	2,171,200
Miami-Dade Cnty FL Ed Fac Auth (Univ of Miami Fl)
Series 2008A
5.20%, 4/01/24	2,500	2,658,600
Miami-Dade Cnty FL Spl Tax
Series 2012B
5.00%, 10/01/30-10/01/31	9,450	9,912,875
Palm Beach Cnty FL (Sinai Residences of Boca Raton)
2.00%, 6/01/16	2,500	2,501,375
Pasco Cnty FL HFA MFHR (Pasco Woods Apts)
Series 1999A
5.90%, 8/01/39	3,620	3,619,891
Pier Park CDD FL
Series 2002-1
7.15%, 5/01/34	3,025	3,024,909
Village Ctr CDD FL
NPFGC
5.125%, 10/01/28	1,000	1,003,230
West Palm Beach Cmnty Redev Agy
5.00%, 3/01/25-3/01/29	4,620	4,716,688

		41,178,892

Guam - 0.1%
Guam COP
Series 2010A
6.875%, 12/01/40	515	520,356

Illinois - 12.0%
Chicago IL Brd of Ed GO
AGM Series 2007B
5.00%, 12/01/24	15,000	15,499,050
Chicago IL O’Hare Intl Arpt (O’hare Intl Arpt)
XLCA Series 2003B-1
5.25%, 1/01/34	5,100	5,110,761
Chicago IL Recovery Zone (BP PLC)
6.125%, 12/01/18	3,595	3,807,896
Chicago IL SA Lakeshore East
Series 03
6.75%, 12/01/32	1,422	1,437,926
Chicago IL Sales Tax
AGM
5.00%, 1/01/25	6,905	7,177,817
Chicago IL Wtr
5.00%, 11/01/29-11/01/32	20,690	21,402,220
Cook Cnty IL Forest Presv Dist
Series 2012C
5.00%, 12/15/32	7,745	8,239,441
Gilberts IL SSA #1

	Principal Amount (000)	U.S. $ Value
Series 03
6.00%, 3/01/28	2,263	2,161,550
Illinois Finance Auth (Greenfields of Geneva)
Series 2010A
8.25%, 2/15/46	2,050	2,036,203
Illinois Finance Auth (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/31	750	668,063
Illinois Finance Auth (Park Place of Elmhurst)
Series 2010A
8.25%, 5/15/45	2,225	1,785,073
Illinois Sports Fac Auth Spl Tax
AMBAC Series 01
5.50%, 6/15/30	7,000	7,275,660
Manhattan SSA #2004-1 IL
Series 05
5.875%, 3/01/28	2,120	2,059,686
Matteson IL GO
8.00%, 12/01/29 (e)	3,350	2,686,633
Metro Pier & Expo Auth IL Spl Tax
Series 2012B
5.00%, 12/15/28	26,500	28,366,130

		109,714,109

Indiana - 0.8%
Indianapolis IN Loc Bond Bank (Marion Cnty IN Cap Impt Brd)
Series 2011K
5.00%, 6/01/27	6,840	7,364,560

Louisiana - 2.9%
Lafayette LA Communications
XLCA
5.25%, 11/01/20-11/01/23	8,765	9,568,507
Louisiana Agric Fin Auth (Louisiana Agric Fin Auth Lease)
5.25%, 9/15/17	1,130	1,175,889
Louisiana Loc Govt Envrn Fac & CDA (Jefferson Parish LA)
Series 2009A
5.00%, 4/01/26	715	760,302
New Orleans LA GO
NPFGC Series 05
5.00%, 12/01/29	3,990	4,129,610
5.25%, 12/01/21	4,495	4,819,539
RADIAN Series 2007A
5.00%, 12/01/18-12/01/22	5,200	5,665,268

		26,119,115

Maryland - 0.1%
Anne Arundel Cnty MD Spl Oblig (National Business Park North)
6.10%, 7/01/40	885	927,869

	Principal Amount (000)	U.S. $ Value
Massachusetts - 1.7%
Massachusetts Dev Fin Agy (Emerson College)
Series 2010A
5.00%, 1/01/40	2,000	1,982,680
5.50%, 1/01/30	4,750	5,034,145
Massachusetts Dev Fin Agy (Seven Hills Foundation)
RADIAN Series 99
5.15%, 9/01/28	6,035	5,913,636
Massachusetts Hlth & Ed Facs Auth (Mass Eye & Ear Infirmary)
Series 2010C
5.375%, 7/01/35	2,245	2,258,762

		15,189,223

Michigan - 3.5%
Detroit MI City SD GO
Series 2012A
5.00%, 5/01/27-5/01/30	7,965	8,150,530
Detroit MI Wtr Supply Sys
AGM Series 2006A
5.00%, 7/01/24	9,980	9,804,951
Michigan Strategic Fund (Detroit Renewable Pwr Proj)
8.50%, 12/01/30 (a)	6,675	6,448,517
Plymouth MI Ed Ctr Charter Sch
5.375%, 11/01/30	2,000	1,708,600
Wayne State Univ MI
Series 2009A
5.00%, 11/15/29	5,215	5,486,858

		31,599,456

Minnesota - 0.8%
Maple Grove MN Hlth Care Sys (Maple Grove Hospital)
5.00%, 5/01/22	1,350	1,395,103
Minneapolis MN Common Bond Fd
6.00%, 12/01/40	3,000	3,328,500
Shakopee MN Hlthcare Fac (St Francis Reg Medical Ctr)
Series 2004
5.10%, 9/01/25	2,700	2,714,283

		7,437,886

Mississippi - 1.8%
Mississippi Dev Bank (Mississippi Lease Dept of Corrections)
Series 2010D
5.25%, 8/01/27	15,000	16,594,500

Missouri - 1.9%
Kansas City MO Spl Oblig (Kansas City MO Lease - Dntn Arena)
Series 2008C
5.00%, 4/01/28	14,000	15,460,200
Missouri Hlth & Ed Fac Auth (Lutheran Senior Svcs)
5.50%, 2/01/42	1,880	1,891,412

		17,351,612

	Principal Amount (000)	U.S. $ Value
Nevada - 5.5%
Clark Cnty NV Airport PFC (McCarran Airport)
Series 2008A
5.25%, 7/01/18	9,090	10,516,766
Clark Cnty NV Arpt (McCarran Airport)
Series 2012B
5.00%, 7/01/29	6,070	6,562,459
Clark Cnty NV GO
AMBAC
5.00%, 11/01/23	13,250	14,348,160
Clark Cnty NV SD GO
NPFGC-RE Series 2005B
5.00%, 6/15/22	5,720	6,072,810
Las Vegas NV Wtr Dist GO
NPFGC-RE Series 2005A
5.00%, 6/01/27	5,000	5,204,650
Nevada GO
NPFGC-RE Series 2007B
5.00%, 12/01/25	5,800	6,360,744
Nevada Sys Hgr Ed (Univ of Nevada)
AMBAC Series 2005B
5.00%, 7/01/25-7/01/26	1,585	1,660,762

		50,726,351

New Hampshire - 0.2%
New Hampshire Hlth & Ed Fac Auth (Covenant Health Sys)
Series 04
5.375%, 7/01/24	1,680	1,704,881

New Jersey - 1.9%
Morris-Union NJ Jt Comm COP
AGM
5.00%, 8/01/25	2,055	2,209,207
New Jersey Turnpike Auth (New Jersey Turnpike)
Series 2013A
5.00%, 1/01/30	10,000	10,826,300
Union Cnty NJ Util Auth (Union Cnty NJ)
Series 2011A
5.25%, 12/01/31	4,340	4,540,682

		17,576,189

New Mexico - 1.4%
Clayton NM Jail Proj
CIFG NA
5.00%, 11/01/25-11/01/27	13,095	13,292,270

New York - 8.3%
Metropolitan Trnsp Auth NY
Series 2012F

	Principal Amount (000)	U.S. $ Value
5.00%, 11/15/27	1,680	1,835,736
Series 2013B
5.00%, 11/15/32	5,000	5,296,550
Series 2013E
5.00%, 11/15/32	5,000	5,309,500
New York NY GO
5.125%, 12/01/27 (f)	1,000	1,112,460
Series 2004G
5.00%, 12/01/23	475	490,913
Series 2008B-1
5.25%, 9/01/23	5,000	5,683,150
Series 2012G
5.00%, 4/01/29	9,550	10,444,835
New York NY Mun Wtr Fin Auth
Series 2013D
5.00%, 6/15/34	8,000	8,651,600
New York NY Trnsl Fin Auth
Series 2012B
5.00%, 11/01/30	15,015	16,519,203
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2012D
5.00%, 2/15/29	4,960	5,454,859
New York St HFA (New York St Pers Income Tax)
NPFGC-RE Series 2005A
5.00%, 9/15/25	1,200	1,251,804
New York St Liberty Dev Corp. (4 World Trade Ctr Proj)
5.00%, 11/15/31	2,775	2,951,129
New York St Liberty Dev Corp. (National Sports Museum Proj)
6.125%, 2/15/19 (b)(c)	1,188	12
Triborough Brdg & Tunl Auth NY
Series 2011A
5.00%, 1/01/28	10,355	11,404,272

		76,406,023

North Carolina - 0.6%
Iredell Cnty NC COP (Iredell Cnty Sch Proj)
AGM
5.25%, 6/01/22	920	1,028,210
North Carolina Eastern Mun Pwr Agy
AMBAC Series 2005A
5.25%, 1/01/20	1,000	1,081,790
North Carolina Med Care Comm (Pennybyrn at Maryfield)
Series 2005A
6.00%, 10/01/23	3,305	3,310,850

		5,420,850

Ohio - 2.6%
Akron OH Income Tax
Series 2012A
5.00%, 12/01/31	1,500	1,614,015
Cleveland OH Pub Pwr Sys
NPFGC-RE Series 2006A
5.00%, 11/15/18	2,835	3,096,614

	Principal Amount (000)	U.S. $ Value
Cleveland OH, Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	5,500	6,013,920
Cuyahoga Cnty OH Port Auth (University Square Proj)
Series 01
7.35%, 12/01/31(b)	8,400	2,793,924
Kent State Univ
Series 2012A
5.00%, 5/01/29	2,000	2,162,420
Toledo-Lucas Cnty OH Port Auth (CSX Corp., Inc.)
Series 92
6.45%, 12/15/21	6,730	8,076,336

		23,757,229

Oregon - 0.7%
Forest Grove OR (Pacific Univ)
RADIAN Series 2005A
5.00%, 5/01/28	2,995	3,014,438
Tri-County Met Trnsp Dist OR Grant Prog
Series 2011A
5.00%, 10/01/27	3,000	3,289,230

		6,303,668

Pennsylvania - 3.3%
Bensalem Twp PA SD GO
5.00%, 6/01/30	5,000	5,561,450
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.25%, 8/01/33	4,735	5,129,378
Pennsylvania IDA
5.50%, 7/01/18 (Pre-refunded/ETM)	485	578,367
Pennsylvania IDA (Pennsylvania SRF)
5.50%, 7/01/23	3,455	3,834,463
Pennsylvania Pub Sch Bldg Auth (Philadelphia PA Sd Lease)
5.00%, 4/01/30-4/01/31	6,500	6,744,010
Philadelphia PA IDA (Leadership Learning Partners)
Series 2005A
5.25%, 7/01/24 (b)	1,030	791,020
Pittsburgh & Allegheny PA Sports & Exhibition Auth (Pittsburgh-Allegheny Cnty PA Sales Tax)
AGM
5.00%, 2/01/31	6,925	7,204,839

		29,843,527

Puerto Rico - 1.5%
Puerto Rico Elec Pwr Auth
Series 2010ZZ
5.25%, 7/01/25	7,090	4,650,756
Puerto Rico GO

	Principal Amount (000)	U.S. $ Value
Series 2001A
5.50%, 7/01/19	1,000	784,050
Series 2004A
5.25%, 7/01/19	2,880	2,226,989
Series 2006A
5.25%, 7/01/23	1,700	1,206,626
Puerto Rico Govt Dev Bank
Series 2006B
5.00%, 12/01/15	500	445,895
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	1,065	1,044,776
Univ of Puerto Rico
Series 2006Q
5.00%, 6/01/19-6/01/20	4,460	3,422,485

		13,781,577

Rhode Island - 0.4%
Rhode Island Higher Ed Svgs Tr (Providence Place Mall)
RADIAN Series 00
6.125%, 7/01/20	4,155	4,135,845

South Carolina - 0.9%
Dorchester Cnty SC SD #2 Lease
Series 06
5.00%, 12/01/30	1,500	1,592,670
AGC
5.00%, 12/01/29	400	427,864
Newberry Inv IN Children SC (Newberry Cnty SC Sd Lease)
AGC Series 05
5.00%, 12/01/27	6,225	6,511,661

		8,532,195

Tennessee - 0.3%
Sullivan Cnty TN Hlth & Hfb (Wellmont Hlth Sys Proj)
Series 2006C
5.00%, 9/01/22	1,990	2,046,456
5.25%, 9/01/26	275	281,559

		2,328,015

Texas - 8.6%
Alvin TX ISD GO
Series 2009B
5.00%, 2/15/28	1,290	1,392,065
Bexar Cnty TX Hlth Fac Dev
(Army Retirement Residence)
5.00%, 7/01/27	435	436,192
Camino Real Regl Mob Auth TX
5.00%, 2/15/21	2,315	2,319,190
Dallas Fort Worth TX Intl Arpt
Series 2012F
5.00%, 11/01/28	13,680	14,605,178
El Paso Cnty TX Hosp Dist GO
AGC Series 2008A
5.00%, 8/15/23	5,000	5,507,150

	Principal Amount (000)	U.S. $ Value
El Paso TX Wtr & Swr
5.00%, 3/01/30 (g)	1,000	1,125,470
Harrison Cnty TX Hlth Fac Dev Corp. (Good Shepherd Hlth Sys)
5.25%, 7/01/28	5,700	5,531,622
North Texas Hgr Ed Auth (United Regl Hlth Care Sys)
AGM Series 07
5.00%, 9/01/24	1,000	1,071,100
North Texas Tollyway Auth TX (Texas St Hwy Fund Third Tier)
Series 2011D
5.00%, 9/01/30	7,500	8,164,425
San Antonio TX Elec & Gas
5.00%, 2/01/15 (Pre-refunded/ETM)	65	68,034
Series 08
5.00%, 2/01/26	6,830	7,556,507
Series 2009A
5.25%, 2/01/24	3,260	3,707,533
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living)
5.50%, 11/15/22	2,210	2,242,863
Tarrant Cnty TX Cult Ed Fac Fin Corp. (MRC Crestview Proj)
8.125%, 11/15/44	2,150	2,353,519
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Stayton at Museum Way)
Series 2009A
8.00%, 11/15/28	2,000	2,007,840
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	9,040	9,983,234
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	2,280	2,487,640
Tyler TX Hlth Fac Dev Corp. (Mother Frances Hosp Reg Hlth)
5.25%, 7/01/26	1,750	1,777,142
Wichita Falls TX ISD GO
Series 2007
5.00%, 2/01/27	6,000	6,499,680

		78,836,384

Utah - 0.1%
Timber Lakes UT Wtr Spl Svc Dist
8.125%, 6/15/31	820	873,226

Virginia - 0.0%
Bell Creek CDA VA
Series 2003A
6.75%, 3/01/22	197	197,122

Washington - 5.9%
Clark Cnty WA PUD #1
5.00%, 1/01/23	12,635	13,935,394
Energy Northwest WA (Bonneville Power Admin)
Series 2006C
5.00%, 7/01/24	4,055	4,426,357

	Principal Amount (000)	U.S. $ Value
AMBAC Series 2006A
5.00%, 7/01/21	11,470	12,234,934
FYI Properties (Washington St Lease Dept Info Svc Proj)
5.25%, 6/01/26	4,000	4,429,120
Series 2009
5.00%, 6/01/27	615	660,959
King Cnty WA SD #414 GO
NPFGC
5.00%, 12/01/24	4,500	4,855,635
Washington St GO
5.00%, 7/01/24 (f)	9,000	10,306,710
Washington St HFC (Skyline at First Hill Proj)
Series 2007A
5.625%, 1/01/27-1/01/38	3,490	3,161,303

		54,010,412

West Virginia - 0.6%
West Virginia EDA (West Virginia Lottery)
Series 2010A
5.00%, 6/15/35	5,000	5,229,550

Wisconsin - 1.1%
Oneida Tribe of Indians WS Retail Sales
6.50%, 2/01/31 (a)	2,465	2,642,381
Wisconsin Hlth & Ed Fac Auth (Ministry Health Care, Inc.)
Series 2012C
5.00%, 8/15/32	2,300	2,346,368
Wisconsin Hlth & Ed Fac Auth (Wheaton Franciscan Hlthcare Sys)
5.25%, 8/15/20	5,000	5,308,200

		10,296,949

Total Investments - 99.7% (cost $899,093,229) (h)		912,187,141
Other assets less liabilities - 0.3%		3,003,587

Net Assets - 100.0%		$915,190,728

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$6,300	10/21/16	SIFMA	*	4.129%	$710,493

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the aggregate market value of these securities amounted to $19,107,773 or 2.1% of net assets.
(b)	Illiquid security.
(c)	Security is in default and is non-income producing.
(d)	Fair valued by the Adviser.
(e)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(f)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(g)	When-Issued or delayed delivery security.
(h)	As of January 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $37,520,276 and gross unrealized depreciation of investments was $(24,426,364), resulting in net unrealized appreciation of $13,093,912.

As of January 31, 2014, the Fund held 22.3% of net assets in insured bonds (of this amount 0.6% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
CIFG NA	-	CIFG Assurance North America Inc.
COP	-	Certificate of Participation
CRA	-	Community Redevelopment Agency
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
IDR	-	Industrial Development Revenue Bond
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company
PFC	-	Passenger Facility Charge
PUD	-	Public Utility District
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
SRF	-	State Revolving Fund
SSA	-	Special Services Area
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund - National Portfolio

January 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$848,536,431		$63,650,710		$912,187,141

Total Investments in Securities		– 0	–	848,536,431		63,650,710		912,187,141
Other Financial Instruments* :
Assets:
Interest Rate Swaps		– 0	–	710,493		– 0	–	710,493
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$849,246,924		$63,650,710		$912,897,634

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/13	$67,036,919		$67,036,919
Accrued discounts/(premiums)	19,370		19,370
Realized gain (loss)	2,017		2,017
Change in unrealized appreciation/depreciation	(3,265,506)		(3,265,506)
Purchases	– 0	–	– 0	–
Sales	(142,090)		(142,090)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/14	$63,650,710		$63,650,710

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/14	$(3,265,506)		$(3,265,506)

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at January 31, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/31/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	61,479,510	Third Party Vendor	Evaluated Quotes	$0.00 – $119.25/ $93.54
	2,171,200	Terms of Recovery Value	Recovery Rate*	$95.7% / N/A

*	Significant increases (decreases) in the recovery rate, lease rate and occupancy rate would increase (decrease) the fair value measurement. Significant increases (decreases) in lease expenses and taxes would decrease (increase) the fair value measurement.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund - High Income Municipal Portfolio

Portfolio of Investments

January 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 111.6%
Long-Term Municipal Bonds - 111.6%
Alabama - 1.9%
Cullman Cnty AL Hlth Care Auth (Cullman Regl Med Ctr)
Series 2009A
6.25%, 2/01/23	$1,000	$1,057,750
7.00%, 2/01/36	3,130	3,282,399
Jefferson Cnty AL Commn (Jefferson Cnty AL Swr)
Series 2013D
6.00%, 10/01/42	17,100	16,799,895
Jefferson Cnty AL LT Sch Wts
Series 2004A
4.75%, 1/01/25	530	497,702
Selma AL IDB (International Paper Co.)
Series 2010A
5.80%, 5/01/34	800	824,368

		22,462,114

Alaska - 0.4%
Koyukuk AK Hlth Care Fac (Tanana Chiefs Conference)
7.75%, 10/01/41	4,550	4,901,761

Arizona - 3.1%
Arizona Hlth Fac Auth (Beatitudes Campus)
5.10%, 10/01/22	3,300	3,026,199
5.20%, 10/01/37	6,150	5,018,462
Downtown Phoenix Hotel Corp. AZ
FGIC Series 2005A
5.00%, 7/01/40	6,930	6,450,028
Mohave Cnty AZ IDA (Mohave Correctional Fac Prog)
8.00%, 5/01/25	4,900	5,630,394
Phoenix AZ IDA (Great Hearts Academies)
6.30%, 7/01/42	1,000	962,890
Pima Cnty AZ IDA (American Charter Sch Fdntn)
Series 2007A
5.50%, 7/01/26	2,105	1,857,052
Quechan Indian Tribe
Series 2012A
9.75%, 5/01/25	2,400	2,678,472
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	8,805	8,902,559
Tempe AZ IDA (Friendship Village of Tempe)
Series 2012A
6.25%, 12/01/42-12/01/46	3,000	3,031,065

		37,557,121

	Principal Amount (000)	U.S. $ Value
California - 15.2%
Assn Bay Area Govt CA Non-Prof (Episcopal Senior Communities)
6.125%, 7/01/41	2,400	2,530,344
Bay Area Toll Auth CA
Series 2010 3694
5.00%, 4/01/25 (a)	7,570	8,333,813
California Mun Fin Auth (Azusa Pacific University)
Series 2011B
7.75%, 4/01/31	3,255	3,574,153
California Mun Fin Auth (Goodwill Industries, Inc.)
Series 2012A
6.625%, 1/01/32	1,000	1,043,930
6.875%, 1/01/42	3,500	3,645,600
California Mun Fin Auth (Partnerships Uplift Cmnty Proj)
5.30%, 8/01/47	1,675	1,357,856
California Mun Fin Auth (Rocketship Educ Obl Grp)
7.00%, 6/01/34 (b)	3,800	3,802,242
7.25%, 6/01/43 (b)	6,565	6,568,742
California Mun Fin Auth (Rocketship Seven-Alma Academy)
6.25%, 6/01/43	3,340	3,147,750
California Mun Fin Auth (UTS Bioenergy LLC)
7.50%, 12/01/32	3,795	3,870,710
California Poll Cntl Fin Auth (Poseidon Resources LP)
5.00%, 11/21/45 (c)	27,700	24,208,692
California St Sch Fin Auth Edu (Tri Valley Learning Corp.)
Series 2012A
7.00%, 6/01/47	9,250	9,518,620
California Statewide CDA (Amino Inglewood CA High Sch)
Series 2011A
7.25%, 8/01/41	2,000	2,175,400
California Statewide CDA (Eskaton Properties, Inc.)
5.25%, 11/15/34	3,470	3,375,616
California Statewide CDA (Front Porch Communities)
5.125%, 4/01/37 (c)	3,300	3,184,863
California Statewide CDA (Rocketship Four-Mosiac Elementary)
Series 2011A
8.50%, 12/01/41	4,000	4,419,680
California Statewide CDA (Rocklin Academy)
Series 2011A
8.25%, 6/01/41	4,050	4,489,465
California Statewide CDA (The Terraces at San Joaquin Gardens)
5.625%, 10/01/32	1,000	951,700
6.00%, 10/01/47	1,000	943,590

	Principal Amount (000)	U.S. $ Value
California Statewide CDA (Thomas Jefferson Sch Law)
Series 2008A
7.25%, 10/01/38 (c)	4,650	3,436,210
Golden St Tobacco Securitization CA
Series 2007A-1
5.125%, 6/01/47	12,390	8,929,473
Los Angeles CA Dept Wtr Pwr
5.00%, 7/01/31 (a)	9,000	9,952,110
Los Angeles CA Regl Arpts Impt Corp. (American Airlines, Inc.)
Series 2002C
7.50%, 12/01/24	4,465	4,591,449
Los Angeles CA USD GO
Series 2010KRY
5.25%, 7/01/25 (a)	1,000	1,156,050
Norco CA Redev Agy (Norco CA Redev Agy Proj #1)
Series 2010
6.00%, 3/01/36	450	478,377
Oakland CA USD GO
Series 2012A
5.50%, 8/01/32	1,500	1,584,270
Richmond CA Cmnty Redev Agy (Richmond CA Merged Proj Areas)
Series 2010A
6.00%, 9/01/30	1,235	1,321,944
San Buenaventura CA Hosp (Community Memorial Hlth System)
7.50%, 12/01/41	4,500	5,032,035
San Jose CA Arpt
AMBAC Series 2007A
5.00%, 3/01/37	6,245	6,262,361
Southern CA Logistics Arpt Auth Proj
XLCA
5.00%, 12/01/36	3,600	2,692,656
Southern CA Pub Pwr Auth
(Los Angeles CA Dept W&P Pwr)
5.25%, 7/01/27 (a)	9,960	11,445,136
Tobacco Securitization Auth Southern CA
Series 2006A1-SNR
5.125%, 6/01/46	10,800	7,695,432
Univ of California
Series 2013A
5.00%, 5/15/32 (a)	10,000	11,037,300
Univ of California CA Revenues
5.00%, 5/15/33 (a)	9,000	9,859,410
West Contra Costa CA Hlth Dist
6.25%, 7/01/42	5,900	6,404,627

		183,021,606

Colorado - 1.5%
Colorado Hlth Fac Auth (Evangelical Luth Good Sam Soc)
5.00%, 12/01/42	2,690	2,552,245
E-470 Pub Hwy Auth CO

	Principal Amount (000)	U.S. $ Value
Series 2010C
5.25%, 9/01/25	600	639,024
Fitzsimons Vlg Met Dist #1 CO
Series 2010A
7.50%, 3/01/40	1,470	1,508,661
Park Creek Met Dist CO
5.50%, 12/01/37	2,300	2,384,180
Plaza Met District #1 CO
5.00%, 12/01/40	1,000	944,940
Regional Trnsp Dist CO (Denver Transit Partners)
6.00%, 1/15/41	5,810	6,010,155
Tallyns Reach CO Met Dist #3
5.00%, 12/01/33	505	459,944
5.125%, 11/01/38	1,035	931,210
Three Springs Metro District #3 CO
Series 2010
7.75%, 12/01/39	2,550	2,633,844

		18,064,203

Connecticut - 0.7%
Connecticut GO
Series 2013E
5.00%, 8/15/31 (a)	18	8,656,431

Delaware - 0.0%
Delaware EDA (Newark Charter School)
5.00%, 9/01/42	575	550,545

District of Columbia - 2.2%
District of Columbia (American Society of Hematology)
5.00%, 7/01/36	3,000	3,018,270
District of Columbia (Center for Strategic and Intl Studies DC)
6.625%, 3/01/41	1,850	1,897,545
District of Columbia (Friendship Pub Charter Sch)
5.00%, 6/01/42	2,660	2,355,457
District of Columbia (Howard Univ)
Series 2011A
6.25%, 10/01/32	4,205	4,620,958
District of Columbia Pers Income Tax
5.00%, 12/01/29 (a)	10,000	11,148,600
KIPP DC
6.00%, 7/01/48	2,900	3,026,846

		26,067,676

Florida - 6.4%
Alachua Cnty FL Hlth Fac Auth (Oak Hammock at The Univ of Florida)
Series 2012A
8.00%, 10/01/42-10/01/46	4,065	4,618,590
Alachua Cnty FL Hlth Fac Auth (Terraces at Bonita Springs)
8.125%, 11/15/46	5,000	5,391,150

	Principal Amount (000)	U.S. $ Value
Atlantic Beach FL Hlth Care Fac (Fleet Landing Proj)
Series 2013A
5.00%, 11/15/37	4,985	4,732,111
Capital Trust Agy FL (Million Air One)
7.75%, 1/01/41	9,080	9,650,860
Collier Cnty FL IDA (Arlington of Naples)
Series 2014A
8.125%, 5/15/44 (c)	7,900	7,961,304
Davie FL Ed Fac (Nova Southeastern Univ)
Series 2013A
6.00%, 4/01/42	4,050	4,262,220
Lakeland FL ED Fac (Florida Southern College)
Series 2012A
5.00%, 9/01/37-9/01/42	1,500	1,430,565
Martin Cnty FL Hlth Fac Auth (Martin Mem Med Ctr)
5.50%, 11/15/32-11/15/42	9,050	9,151,661
Martin Cnty FL IDA (Indiantown Cogen LP Proj)
4.20%, 12/15/25	6,710	5,946,201
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
5.00%, 11/15/29	4,365	4,376,960
6.75%, 11/15/21	2,520	2,617,826
Mid-Bay Brdg Auth FL
Series 2011A
7.25%, 10/01/40	4,000	4,419,040
Palm Beach Cnty FL (Sinai Residences of Boca Raton)
Zero Coupon, 6/01/16 (c)	1,000	1,000,000
2.00%, 6/01/16	2,450	2,451,347
Palm Beach Cnty FL Hlth Fac Auth (Waterford Retirement Communities)
5.875%, 11/15/37	4,250	4,322,122
St. John’s Cnty FL IDA (Presbyterian Retirement Svc)
Series 2010A
5.875%, 8/01/40	4,000	4,094,040

		76,425,997

Georgia - 1.5%
De Kalb Cnty GA Hosp Auth (De Kalb Medical Center)
6.00%, 9/01/30	1,000	1,017,850
6.125%, 9/01/40	6,100	6,130,744
Metro Atlanta Rapid Tran Auth GA
AGM
5.00%, 7/01/29 (a)	10,220	10,684,397

		17,832,991

Guam - 0.2%
Guam COP
Series 2010A
6.875%, 12/01/40	910	919,464

	Principal Amount (000)	U.S. $ Value
Guam GO
Series 2009A
7.00%, 11/15/39	1,000	1,049,560

		1,969,024

Idaho - 1.0%
Idaho Hlth Fac Auth (The Terraces at Boise)
Series 2014A
8.00%, 10/01/44	7,850	7,777,780
Idaho Hsg & Fin Assn (Battelle Energy Alliance LLC TDF Proj)
Series 2010A
7.00%, 2/01/36	4,000	4,429,720

		12,207,500

Illinois - 7.0%
Chicago IL HFA MFHR (Goldblatts Supportive Living Project)
6.375%, 12/01/52 (d)	7,950	6,785,643
Chicago IL O’Hare INTL Arpt (O’Hare Intl Arpt CFC)
5.75%, 1/01/43	2,055	2,131,672
Chicago IL Recovery Zone (BP PLC)
6.125%, 12/01/18	2,395	2,536,832
Chicago IL Tax Increment (Metramarket Chicago Proj)
Series 2010A
6.87%, 2/15/24	1,059	1,091,526
Chicago IL Transit Authority Sales Tax
5.25%, 12/01/31	5,000	5,275,000
Illinois Finance Auth
Series 2010B
6.00%, 5/01/20 (Pre-refunded/ETM)	2,025	2,497,797
Illinois Finance Auth (Ascension Health)
Series 2012A
5.00%, 11/15/42	6,400	6,510,912
Illinois Finance Auth (Greenfields of Geneva)
Series 2010A
8.125%, 2/15/40	3,950	3,922,350
8.25%, 2/15/46	1,950	1,936,877
Illinois Finance Auth (Illinois Institute of Technology)
5.00%, 4/01/19	2,980	2,990,668
Illinois Finance Auth (Lake Forest College)
Series 2012A
6.00%, 10/01/48	1,300	1,316,497
Illinois Finance Auth (Lutheran Senior Svcs)
5.625%, 5/15/42	7,525	6,969,279
5.75%, 5/15/46	4,740	4,412,276

	Principal Amount (000)	U.S. $ Value
Illinois Finance Auth (OSF Healthcare Sys)
Series 2010A
6.00%, 5/15/39	5,785	6,280,890
Illinois Finance Auth (Park Place of Elmhurst)
Series 2010A
8.125%, 5/15/40	1,250	1,002,838
8.25%, 5/15/45	2,775	2,226,327
Illinois Finance Auth (Swedish Covenant Hospital)
Series 2010A
6.00%, 8/15/38	3,360	3,476,458
Illinois Finance Auth (The Landing at Plymouth Place)
6.00%, 5/15/37-5/15/43	13,250	11,635,937
Illinois Finance Auth (Uno Charter Sch Network, Inc.)
6.875%, 10/01/31	3,485	3,870,371
Series 2011A
7.125%, 10/01/41	2,500	2,783,825
Matteson IL GO
8.00%, 12/01/29 (e)	5,000	4,009,900

		83,663,875

Indiana - 2.1%
Indiana Finance Auth (Kings Daughters Hospital)
5.50%, 8/15/40	6,000	5,536,980
Indiana Finance Auth (Marquette Manor)
4.75%, 3/01/32	5,535	5,159,173
Indiana St Fin Auth (East End Crossing Proj)
5.00%, 7/01/44-7/01/48	16,000	14,995,260

		25,691,413

Iowa - 0.8%
Iowa Finance Auth (Alcoa, Inc.)
4.75%, 8/01/42	3,100	2,671,952
Tobacco Settlement Auth IA
Series 2005C
5.625%, 6/01/46	8,500	6,637,905

		9,309,857

Kansas - 0.3%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax)
Series 2010B
Zero Coupon, 6/01/21	6,060	4,151,464

Kentucky - 1.3%
Kentucky Econ Dev Fin Auth (Masonic Homes of Kentucky)
5.375%, 11/15/42	7,765	7,093,095
5.50%, 11/15/45	2,350	2,165,172

	Principal Amount (000)	U.S. $ Value
Kentucky Econ Dev Fin Auth (Owensboro Med Hlth Sys)
Series 2010A
6.00%, 6/01/30	3,540	3,737,426
6.375%, 6/01/40	2,900	3,046,305

		16,041,998

Louisiana - 2.5%
Jefferson Parish LA Hosp Svc Dist #2 (East Jefferson General Hospital)
6.375%, 7/01/41	4,360	4,453,696
Louisiana Gas and Fuels Tax
5.00%, 5/01/16 (Pre-refunded/ETM) (a)	10,000	11,036,100
Louisiana Loc Govt Envrn Fac & CDA (Woman’s Hospital Foundation)
Series 2010A
5.625%, 10/01/30	1,200	1,252,968
5.875%, 10/01/40	4,200	4,415,250
6.00%, 10/01/44	1,740	1,836,344
Louisiana Pub Fac Auth (German Pellets LA LLC)
10.50%, 7/01/39	7,250	7,348,890

		30,343,248

Maine - 0.3%
Maine Hlth & Hgr Ed Fac Auth (Mainegeneral Medical Center)
6.75%, 7/01/41	3,000	3,141,840

Maryland - 0.1%
Anne Arundel Cnty MD Spl Oblig (National Business Park North)
6.10%, 7/01/40	1,000	1,048,440

Massachusetts - 1.9%
Massachusetts Dev Fin Agy (Covanta Energy Corp.)
5.25%, 11/01/42	1,950	1,762,936
Massachusetts Dev Fin Agy (Merrimack College)
Series 2012A
5.25%, 7/01/42	5,000	4,934,350
Massachusetts Dev Fin Agy (North Hill Communities)
Series 2013A
6.25%, 11/15/33	2,000	1,955,400
6.50%, 11/15/43	3,750	3,615,900
Massachusetts Sch Bldg Auth (Massachusetts Sch Sales Tax)
Series 2012B
5.00%, 8/15/30 (a)	10,000	11,160,100

		23,428,686

Michigan - 3.6%
Detroit MI City SD GO
Series 2012A
5.00%, 5/01/30-5/01/31	4,015	4,102,394
Detroit MI Swr Disp
Series 2012A
5.25%, 7/01/39	8,600	7,921,288

	Principal Amount (000)	U.S. $ Value
Detroit MI Wtr Supply Sys
Series 2011C
5.25%, 7/01/27	5,000	4,896,200
Michigan Hosp Fin Auth (Henry Ford Hlth Sys)
Series 2006A
5.25%, 11/15/46	1,000	975,480
Michigan Hosp Fin Auth (Presbyterian Villages of Michigan)
5.50%, 11/15/35	1,750	1,530,882
Michigan Strategic Fund (Detroit Renewable Pwr Proj)
8.50%, 12/01/30 (c)	11,225	10,844,136
Michigan Strategic Fund (Evangelical Homes of Michigan Hall)
5.50%, 6/01/47	1,750	1,594,040
Tobacco Settlement Fin Corp. MI
Series 2007A
6.00%, 6/01/48	14,360	11,078,309

		42,942,729

Minnesota - 0.3%
St. Louis Park MN Hlth Care Facs (Park Nicollet Health Svcs)
Series 2009
5.75%, 7/01/39	3,000	3,192,810

Missouri - 0.3%
Missouri Hlth & Ed Fac Auth (Lutheran Senior Svcs)
5.50%, 2/01/42	1,520	1,529,226
6.00%, 2/01/41	1,750	1,828,033

		3,357,259

Nebraska - 1.1%
Central Plains Energy Proj Gas (Goldman Sachs Group, Inc. (The)
5.00%, 9/01/42	11,675	11,656,904
5.25%, 9/01/37	1,500	1,534,230

		13,191,134

Nevada - 0.4%
Reno NV Hosp (Renown Regl Med Ctr)
Series 2007A
5.25%, 6/01/41	4,730	4,739,602

New Hampshire - 0.4%
New Hampshire Hlth & Ed Fac Auth (Southern New Hampshire Univ.)
5.00%, 1/01/42	4,585	4,404,901

New Jersey - 4.3%
Burlington Cnty NJ Brdg Commn (The Evergreens)
5.625%, 1/01/38	3,500	3,122,945

	Principal Amount (000)	U.S. $ Value
New Jersey EDA (Continental Airlines)
5.25%, 9/15/29	2,000	1,945,900
7.00%, 11/15/30	5,455	5,456,145
Series 1999
4.875%, 9/15/19	1,765	1,738,984
New Jersey EDA (Umm Energy Partners LLC)
Series 2012A
5.125%, 6/15/43	7,515	6,992,783
New Jersey Hlth Care Fac Fin Auth (Holy Name Hospital)
5.00%, 7/01/25	5,240	5,369,533
New Jersey Hlth Care Fac Fin Auth (St Joseph Health Sys)
6.625%, 7/01/38	1,500	1,525,290
New Jersey Hlth Care Fac Fin Auth (Trinitas Regional Medical Center)
Series 2007A
5.25%, 7/01/30	2,000	2,002,360
Tobacco Settlement Fin Corp. NJ
Series 2007-1A
4.75%, 6/01/34	3,000	2,208,540
5.00%, 6/01/41	29,490	21,697,562

		52,060,042

New Mexico - 1.1%
New Mexico Hosp Equip Loan Coun (Gerald Champion Regl Med Ctr)
5.50%, 7/01/42	8,155	6,582,471
New Mexico Hosp Equip Loan Coun (Presbyterian Healthcare Svcs)
5.00%, 8/01/42	7,000	7,086,870

		13,669,341

New York - 10.0%
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
5.00%, 11/15/31 (a)	10,740	11,645,382
Nassau Cnty NY IDA (Amsterdam at Harborside)
Series 2007A
5.875%, 1/01/18 (d)	1,495	821,802
6.50%, 1/01/27 (d)	1,865	1,025,190
6.70%, 1/01/43 (d)	2,190	1,203,843
Nassau Cnty NY Local Econ Asst Corp. (Winthrop Univ Hlth)
5.00%, 7/01/37	3,380	3,389,058
New York City NY Transitional
5.00%, 11/01/28 (a)	10,000	11,144,300
5.00%, 2/01/32 (a)	8,640	9,409,478
New York NY
5.00%, 10/01/28 (a)	9,500	10,466,245
New York NY GO
5.125%, 12/01/27 (a)	7,340	8,165,456

	Principal Amount (000)	U.S. $ Value
New York NY IDA (American Airlines, Inc.)
7.75%, 8/01/31	2,000	2,197,600
8.00%, 8/01/28	5,550	6,098,395
Series 2005
7.50%, 8/01/16	775	823,593
New York NY Mun Wtr Fin Auth
Series 2013D
5.00%, 6/15/34 (a)	10,000	10,814,500
New York NY Transitional Fin Auth
5.00%, 2/01/26 (a)	10,000	11,172,300
New York St Liberty Dev Corp. (7 World Trade Ctr Proj)
5.00%, 3/15/44	1,900	1,896,960
Newburgh NY GO
Series 2012A
5.25%, 6/15/27	1,010	1,043,744
5.625%, 6/15/34	1,235	1,252,574
Niagara NY Dev Corp. (Covanta Energy Corp.)
5.25%, 11/01/42	640	579,418
Orange Cnty NY Funding Corp. (The Hamlet at Wallkill)
6.50%, 1/01/46	6,375	5,689,560
Port Authority of NY & NJ
(Delta Airlines, Inc.)
6.00%, 12/01/42	2,285	2,475,889
Suffolk Cnty NY IDA (New York Institute of Technology)
5.00%, 3/01/26	50	50,289
Triborough Brdg & Tunl Auth NY
Series 2012B
5.00%, 11/15/28 (a)	7,425	8,248,210
Triborough NY Bridge Tunnel A
5.00%, 11/15/29 (a)	3,750	4,138,950
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
Series 2007A
5.25%, 9/15/16	1,250	1,064,025
6.00%, 9/15/27-9/15/37	6,630	5,299,990

		120,116,751

North Carolina - 0.5%
North Carolina Med Care Comm (Pennybyrn at Maryfield)
Series 2005A
6.125%, 10/01/35	6,350	6,090,158

Ohio - 4.5%
Buckeye OH Tobacco Settlement Fin Auth
Series 2007A-2
5.875%, 6/01/47	22,130	17,522,534
Cleveland OH Arpt Sys
Series 2012A
5.00%, 1/01/30	3,000	3,070,650
Erie Cnty OH Hosp (Firelands Regional Med Ctr)
5.25%, 8/15/46	2,710	2,714,390
Series 2006A
5.00%, 8/15/36	1,290	1,283,073

	Principal Amount (000)	U.S. $ Value
Franklin Cnty OH Hlth Care Fac (First Community Village)
5.625%, 7/01/47	11,835	9,900,687
Gallia Cnty OH Hosp (Holzer Health Sys)
Series 2012A
8.00%, 7/01/42	5,000	5,277,450
Hamilton Cnty OH Hlth Care (Life Enriching Communities)
5.00%, 1/01/42	1,000	915,750
Muskingum Cnty OH Hosp Fac (Genesis Hlth Sys)
5.00%, 2/15/44-2/15/48	9,000	7,049,220
Pinnacle Cmnty Infra Fin Auth (Pinnacle Club of Grove City)
Series 2004A
6.00%, 12/01/22	1,080	1,079,892
6.25%, 12/01/36	3,500	3,404,345
S Estrn OH Port Auth Hosp Facs (Memorial Health Sys)
6.00%, 12/01/42	1,700	1,596,028

		53,814,019

Oklahoma - 0.9%
Oklahoma Dev Fin Auth (Inverness Village)
5.75%, 1/01/27	2,930	2,916,639
Tulsa OK Mun Aprt Trust (American Airlines, Inc.)
Series 2013A
5.50%, 6/01/35	8,700	8,214,540

		11,131,179

Oregon - 1.7%
Oregon Dept of Admin Svcs (Oregon Lottery)
Series 2011A
5.25%, 4/01/25 (a)	7,310	8,494,586
Oregon St Dept of Transprtn HI
5.00%, 11/15/29-11/15/30 (a)	10,000	11,365,650

		19,860,236

Pennsylvania - 3.0%
Allegheny Cnty PA Hgr Ed Bldg Auth (Chatham Univ)
Series 2012A
5.00%, 9/01/35	1,700	1,601,519
Allegheny Cnty PA IDA (United States Steel Corp.)
6.75%, 11/01/24	2,875	3,007,796
Cumberland Cnty PA Mun Auth (Asbury Atlantic, Inc.)
5.25%, 1/01/32-1/01/41	2,650	2,404,043
6.125%, 1/01/45	4,170	4,333,673

	Principal Amount (000)	U.S. $ Value
Montgomery Cnty PA IDA (Philadelphia Presbyterian Homes, Inc.)
6.50%, 12/01/25	4,000	4,488,640
Norristown PA Area SD COP
5.00%, 4/01/32	3,900	3,899,727
North Eastern PA Hosp & ED Auth (Wilkes Univ)
Series 2012A
5.25%, 3/01/42	2,135	2,053,123
Pennsylvania Econ Dev Fin Auth (Amtrak)
Series 2012A
5.00%, 11/01/41	3,620	3,582,207
Pennsylvania St
5.00%, 11/15/29 (a)	10,000	11,092,100

		36,462,828

Puerto Rico - 2.6%
Puerto Rico Elec Pwr Auth
Series 2010X
5.25%, 7/01/40	2,740	1,559,553
Series 2010ZZ
5.25%, 7/01/23-7/01/25	5,455	3,664,972
Series 2013A
7.00%, 7/01/43	3,500	2,544,220
Puerto Rico GO
Series 2009C
6.00%, 7/01/39	4,000	2,891,680
Series 2012A
5.00%, 7/01/41	11,460	7,472,379
5.50%, 7/01/39	12,815	8,816,848
Puerto Rico Ind Med & Envrn Poll Ctl Fac (Ana G Mendez University Sys)
5.375%, 4/01/42	1,665	1,113,968
Puerto Rico Pub Fin Corp.
Series 2011B
6.00%, 8/01/26	1,620	1,174,905
Puerto Rico Sales Tax Fin Corp.
Series 2011A
5.25%, 8/01/43	3,000	2,083,080

		31,321,605

Rhode Island - 0.4%
Rhode Island Hlth & Ed Bldg Corp. (Tockwotton Home)
8.375%, 1/01/46	4,500	5,088,735

South Carolina - 0.9%
South Carolina St Public Svc Auth
AMBAC Series 2007A
5.00%, 1/01/32 (a)	10,000	10,424,700

Tennessee - 0.6%
Shelby Cnty TN Hlth Ed & Hsg Fac Brd (The Village of Germantown)
5.00%, 12/01/32	2,200	2,002,154
5.25%, 12/01/42	4,100	3,664,990

	Principal Amount (000)	U.S. $ Value
Shelby Cnty TN Hlth ED & Hsg Fac Brd (The Village of Germantown)
5.375%, 12/01/47	1,700	1,519,834

		7,186,978

Texas - 8.2%
Austin TX Convention Ctr Enterprise
Series 2006B
6.00%, 1/01/20 (c)	1,195	1,239,633
Central TX Regl Mobility Auth
6.00%, 1/01/41	5,600	5,893,272
Clifton TX Hgr Ed Fac Auth (Idea Public Schools)
5.00%, 8/15/32-8/15/42	6,470	6,246,170
5.75%, 8/15/41	1,000	1,017,690
6.00%, 8/15/43	1,000	1,036,680
Gregg Cnty TX Hlth Fac Dev Corp. (Good Shepherd Hlth Sys)
Series 2012C
5.00%, 7/01/42	2,855	2,506,376
Harrison Cnty TX Hlth Fac Dev Corp. (Good Shepherd Hlth Sys)
5.25%, 7/01/28	3,800	3,687,748
Houston TX Util Sys
Series 2011D
5.00%, 11/15/28 (a)	9,600	10,718,016
North Texas Ed Fin Corp. (Uplift Education)
Series 2012A
5.125%, 12/01/42	9,860	9,423,597
Red River TX Hlth Facs Dev Corp. (Wichita Falls Retirement Fndtn)
5.125%, 1/01/41	4,360	3,775,498
Sanger TX Indl Dev (German Pellets TX LLC)
Series 2012B
8.00%, 7/01/38	12,800	12,985,600
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living)
5.25%, 11/15/16	750	769,605
5.50%, 11/15/22	4,000	4,059,480
Tarrant Cnty TX Cult Ed Fac Fin Corp. (MRC Crestview Proj)
8.125%, 11/15/44	3,000	3,283,980
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Stayton at Museum Way)
Series 2009A
8.00%, 11/15/28	2,000	2,007,840
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	7,450	8,227,333
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	6,450	7,037,402
Travis Cnty TX Cult Ed Fac Fin Corp. (Wayside Schools)
Series 2012A
5.00%, 8/15/27	500	471,795
5.25%, 8/15/42	2,375	2,052,166

	Principal Amount (000)	U.S. $ Value
Travis Cnty TX Hlth Fac (Longhorn Village)
Series 2012A
7.00%, 1/01/32	8,000	8,051,360
Tyler TX Hlth Fac Dev Corp. (East Texas Medical Center)
5.375%, 11/01/37	1,500	1,429,365
Viridian Mun Mgmt Dist TX
9.00%, 12/01/37	3,000	3,265,830

		99,186,436

Utah - 1.1%
Timber Lakes UT Wtr Spl Svc Dist
8.125%, 6/15/31	3,905	4,158,474
Utah St Charter Sch Fin Auth (Early Light Academy)
8.50%, 7/15/46	2,000	2,220,780
Utah St Charter Sch Fin Auth (Hawthorn Academy)
8.25%, 7/15/46	2,000	2,174,920
Utah St Charter Sch Fin Auth (North Star Academy)
Series 2010A
7.00%, 7/15/45	1,840	1,990,052
Utah St Charter Sch Fin Auth (Vista at Entrada Sch of Performing Arts)
6.30%, 7/15/32	850	867,790
6.55%, 7/15/42	1,890	1,926,666

		13,338,682

Vermont - 0.2%
Vermont EDA (Wake Robin Corp. Proj)
5.40%, 5/01/33	3,100	2,885,759

Virginia - 6.9%
Chesapeake Trnsp Sys Toll Road (Chesapeake VA Toll Road)
Series 2012A
5.00%, 7/15/47	4,600	4,511,910
Chesterfield Cnty VA EDA (Brandermill Woods)
5.125%, 1/01/43	1,970	1,732,182
Fairfax Cnty VA EDA (Vinson Hall)
Series 2013A
5.00%, 12/01/42-12/01/47	6,520	5,787,592
Hanover Cnty VA EDA (Covenant Woods)
Series 2012A
5.00%, 7/01/42-7/01/47	5,970	4,899,858
Mosaic Dist VA CDA
Series 2011A
6.875%, 3/01/36	2,915	3,231,598
Tobacco Settlement Fin Corp. VA
Series 2007B1
5.00%, 6/01/47	23,310	15,378,539

	Principal Amount (000)	U.S. $ Value
Virginia College Bldg Auth Virginia Lease 21st Century College Prog
5.00%, 2/01/28 (a)	9,200	10,453,960
Virginia Commonwealth Transp Brd Tr
5.00%, 5/15/26 (a)	8,275	9,349,509
Virginia Small Business Fin Auth (95 Express Lanes LLC Proj)
5.00%, 1/01/40	19,735	18,074,694
Virginia Small Business Fin Auth (Elizabeth River Crossing LLC)
5.50%, 1/01/42	10,020	9,962,786

		83,382,628

Washington - 7.4%
Seattle WA Mun Light & Pwr
5.00%, 2/01/26 (a)	7,500	8,394,225
Washington St GO
5.00%, 7/01/24-7/01/25 (a)	15,000	17,057,750
Washington St HFC (Rockwood Retirement Community)
7.375%, 1/01/44	4,185	4,172,027
Washington St HFC (Mirabella Proj)
6.75%, 10/01/47	18,350	16,522,890
Washington St HFC (Riverview Retirement Community)
5.00%, 1/01/48	5,315	4,630,747
Washington St HFC (Skyline at First Hill Proj)
Series 2007A
5.625%, 1/01/27-1/01/38	12,500	11,155,480
Washington St Hgr Ed Fac Auth (Whitworth Univ)
5.25%, 10/01/46	3,250	3,269,045
Washington ST Hlth Care Facs Auth (Kadlec Regl Med Ctr)
5.00%, 12/01/42	9,390	8,260,195
Washington ST Hlth Care Facs Auth (Multicare Hlth Sys)
Series 2012A
5.00%, 8/15/44	4,000	4,061,000
Washington ST Hlth Care Facs Auth (Providence Health)
Series 2012A
5.00%, 10/01/42 (f)	11,850	11,998,718

		89,522,077

West Virginia - 0.2%
West Virginia Hosp Fin Auth (Thomas Health Sys)
6.50%, 10/01/38	2,445	2,363,264

Wisconsin - 0.6%
Oneida Tribe of Indians WS Retail Sales
6.50%, 2/01/31 (c)	435	466,303

	Principal Amount (000)	U.S. $ Value
Univ of Wisconsin Hosp & Clinic Auth
Series 2013A
5.00%, 4/01/38	6,485	6,596,153

		7,062,456

Total Municipal Obligations (cost $1,371,119,081)		1,343,334,099

	Notional Amount (000)
OPTIONS PURCHASED - PUTS - 0.2% Swaptions - 0.2%
IRS USD RTP, Deutsche Bank AG London
Expiration: Aug 2014, Pay 3.85%, Receive 3-month LIBOR (BBA) (g)	32,000	905,459
IRS USD RTP, Deutsche Bank AG London
Expiration: Sep 2014, Pay 3.85%, Receive 3-month LIBOR (BBA) (g)	32,000	1,076,158
IRS USD RTP, Deutsche Bank AG London
Expiration: Oct 2014, Pay 4.63%, Receive 3-month LIBOR (BBA) (g)	100,000	578,163

Total Options Purchased - Puts (premiums paid $8,231,200)		2,559,780

	Shares
SHORT-TERM INVESTMENTS - 2.3%
Investment Companies - 2.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (h) (cost $27,442,836)	27,442,836	27,442,836

Total Investments - 114.1% (cost $1,406,793,117) (i)		1,373,336,715
Other assets less liabilities - (14.1)%		(170,115,736)

Net Assets - 100.0%		$1,203,220,979

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$15,000	12/02/24	3.013%		SIFMA *	$(950,128)
JPMorgan Chase Bank, NA	8,500	7/09/25	SIFMA	*	3.167%	665,283
Morgan Stanley Capital Services LLC	2,500	3/17/22	SIFMA	*	3.073%	215,417
Morgan Stanley Capital Services LLC	3,000	6/11/22	SIFMA	*	2.965%	230,162

						$160,734

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(b)	When-Issued or delayed delivery security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the aggregate market value of these securities amounted to $52,341,141 or 4.4% of net assets.

(d)	Illiquid security.
(e)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $190,359.
(g)	Non-income producing security.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7- day yield as of period end.
(i)	As of January 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $34,897,403 and gross unrealized depreciation of investments was $(68,353,805), resulting in net unrealized depreciation of $(33,456,402).

As of January 31, 2014, the Fund held 3.0% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BBA	-	British Bankers Association
CDA	-	Community Development Authority
CFC	-	Customer Facility Charge
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
IDB	-	Industrial Development Board
IRS	-	Interest Rate Swaption
LIBOR	-	London Interbank Offered Rates
MFHR	-	Multi-Family Housing Revenue
OSF	-	Order of St. Francis
SD	-	School District
TDF	-	Testing & Demonstration Facility
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund - High Income Municipal Portfolio

January 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$985,254,728		$358,079,371		$1,343,334,099
Options Purchased - Puts		– 0	–	2,559,780		– 0	–	2,559,780
Short-Term Investments		27,442,836		– 0	–	– 0	–	27,442,836

Total Investments in Securities		27,442,836		987,814,508		358,079,371		1,373,336,715
Other Financial Instruments* :
Assets:
Interest Rate Swaps		– 0	–	1,110,862		– 0	–	1,110,862
Liabilities:
Interest Rate Swaps		– 0	–	(950,128)		– 0	–	(950,128)

Total+		$27,442,836		$987,975,242		$358,079,371		$1,373,497,449

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/13	$317,074,743		$317,074,743
Accrued discounts/(premiums)	27,468		27,468
Realized gain (loss)	(129,586)		(129,586)
Change in unrealized appreciation/depreciation	4,358,501		4,358,501
Purchases	42,433,485		42,433,485
Sales	(5,685,240)		(5,685,240)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/14	$358,079,371		$358,079,371

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/14	$4,204,557		$4,204,557

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at January 31, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/31/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	353,907,344	Third Party Vendor	Evaluated Quotes	$54.97 – $113.95/ $96.62
	4,172,027	Qualitative Assessment	Transaction Price	$99.69 / N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund - California Portfolio

Portfolio of Investments

January 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 100.9%
Long-Term Municipal Bonds - 100.9%
California - 94.1%
Acalanes CA UHSD GO
AGM Series 2005B
5.25%, 8/01/24	$5,000	$5,337,900
Banning CA Util Auth Wtr
NPFGC-RE Series 05
5.25%, 11/01/30	8,405	8,955,359
Bay Area Toll Auth CA
Series 2009F1
5.25%, 4/01/27	7,500	8,422,125
Series 2010S-2
5.00%, 10/01/30	2,350	2,511,492
Series 2013S
5.00%, 4/01/31-4/01/33	12,700	13,699,390
Beaumont CA Fing Auth
AMBAC Series 2007C
5.00%, 9/01/26	3,305	3,241,445
Butte-Glenn CCD CA GO
NPFGC Series 2005B
5.00%, 8/01/25	3,620	3,781,778
California Dept Wtr Res Cen Vy
Series 2008AE
5.00%, 12/01/24-12/01/27	7,680	8,673,330
Series 2009AF
5.00%, 12/01/29	2,225	2,503,058
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	5,725	6,770,328
California Ed Fac Auth
5.25%, 11/01/14 (Pre-refunded/ETM)	210	217,778
California Ed Fac Auth (Univ of The Pacific)
5.00%, 11/01/20-11/01/21	1,990	2,070,403
5.25%, 5/01/34	790	806,361
Series 2012A
5.00%, 11/01/30	1,250	1,337,575
California GO
5.00%, 2/01/31-2/01/32	10,265	11,129,220
5.30%, 4/01/29	5	5,034
California Hlth Fac Fin Auth (Catholic Healthcare West)
Series 2008G
5.50%, 7/01/25	3,180	3,576,959
California Hlth Fac Fin Auth (Cottage Healthcare Sys)
NPFGC Series 2003B
5.00%, 11/01/23	2,500	2,504,025
California Hlth Fac Fin Auth (St Joseph Health Sys)
Series 2013A
5.00%, 7/01/33	5,000	5,252,400
California Mun Fin Auth (UTS Bioenergy LLC)
7.50%, 12/01/32	2,745	2,799,763

	Principal Amount (000)	U.S. $ Value
California Poll Cntl Fin Auth (Poseidon Resources LP)
5.00%, 7/01/37	11,550	10,998,603
California Poll Cntl Fin Auth (Tracy Material Recovery)
ACA Series 1999A
5.70%, 8/01/14	820	820,320
California Pub Wks Brd
Series 2005C
5.00%, 4/01/15 (Pre-refunded/ETM)	3,130	3,303,684
California Pub Wks Brd (CA Lease Richmond Lab)
XLCA Series 2005B
5.00%, 11/01/30	4,270	4,410,526
California Statewide CDA MFHR (Highland Creek Apts)
Series 2001K
5.40%, 4/01/34	5,445	5,448,866
California Statewide CDA MFHR (Santa Paula Village Apts)
Series 1998D
5.43%, 5/01/28	1,775	1,775,763
Capistrano CA USD GO
AGM Series 2001B
Zero Coupon, 8/01/25	8,000	4,628,560
Chino CA Redev Agy Tax Alloc (Chino CA Redev Proj Area B)
AMBAC Series 2001B
5.25%, 9/01/30	3,195	3,091,865
Coachella Valley CA USD COP
AMBAC
5.00%, 9/01/23	2,500	2,517,875
Corona CA CFD #97-2 (Corona CA CFD #97-2 Eagle Glen)
Series 98
5.875%, 9/01/23	5,100	5,129,529
East Palo Alto CA Pub Fin Auth (Univ Circle Gateway/101 Proj)
RADIAN Series 2005A
5.00%, 10/01/25	5,070	4,942,946
Encinitas CA CFD #1
5.00%, 9/01/26-9/01/29	2,800	2,884,426
Fullerton CA Redev Agy RADIAN
5.00%, 4/01/21	3,250	3,383,445
Garden Grove CA USD GO
Series 2013C
5.00%, 8/01/32	2,535	2,764,874
Irvine CA AD #13-1
5.00%, 9/02/27-9/02/29	1,760	1,778,849
Irvine CA Pub Fac Auth Assmt
Series 2012A
4.00%, 9/02/22	1,350	1,338,363
4.25%, 9/02/24	1,525	1,517,253
Kaweah Delta CA Hlthcare
NPFGC Series 04
5.25%, 8/01/14 (Pre-refunded/ETM)	3,780	3,873,593
Long Beach CA Bond Fin Auth (Long Beach CA Lease Aquarium)
5.00%, 11/01/28-11/01/30	11,485	12,127,505

	Principal Amount (000)	U.S. $ Value
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	8,340	9,326,956
Series 2010A
5.00%, 5/15/25-5/15/27	12,475	13,754,520
Los Angeles CA Dept W&P Pwr
AMBAC Series 2006A-2
5.00%, 7/01/31	5,000	5,217,250
AMBAC Series 2007A2
5.00%, 7/01/24	5,250	5,753,212
Los Angeles CA Harbor Dept
Series 2009C
5.00%, 8/01/26	21,450	24,196,243
Los Angeles CA USD COP
5.00%, 10/01/29	4,855	5,255,003
Series 2012B
5.00%, 10/01/28	4,365	4,758,156
Los Angeles CA USD GO
Series 2010KRY
5.25%, 7/01/25 (a)	8,000	9,248,400
Murrieta Vly CA USD GO
AGM Series 2005B
5.125%, 9/01/15 (Pre-refunded/ETM)	1,500	1,616,400
Norco CA Redev Agy (Norco CA Redev Agy Proj #1)
Series 2010
5.875%, 3/01/32	1,580	1,676,159
6.00%, 3/01/36	1,125	1,195,943
AMBAC Series 05
5.00%, 3/01/26	1,900	1,942,332
RADIAN Series 04
5.00%, 3/01/24	3,060	3,002,962
Oakland CA USD GO
NPFGC-RE
5.00%, 8/01/22	8,975	9,398,440
Orange Cnty CA COP
AMBAC
6.00%, 6/01/14 (Pre-refunded/ETM)	700	821,072
Orange Cnty CA Trnsp Auth
5.00%, 8/15/29	2,360	2,574,736
Palm Springs CA COP
Series 1991B
Zero Coupon, 4/15/21 (Pre- refunded/ETM)	37,500	31,563,000
Palo Alto CA Univ AVE AD
5.00%, 9/02/25-9/02/30	3,290	3,501,380
Placentia-Yorba Lnda CA USD GO
NPFGC-RE Series 06
5.00%, 10/01/27	4,200	4,296,894
Poway CA USD CFD #6
5.00%, 9/01/26	975	1,030,634
Redding CA Elec Sys COP
NPFGC Series 92A
12.203%, 7/01/22 (Pre-refunded/ETM) (b)	1,050	1,506,687
Richmond CA Cmnty Redev Agy (Richmond CA Merged Proj Areas)

	Principal Amount (000)	U.S. $ Value
Series 2010A
5.75%, 9/01/24-9/01/25	1,985	2,172,942
6.00%, 9/01/30	1,395	1,493,208
Riverside CA CCD GO
NPFGC Series 2007C
5.00%, 8/01/25	1,720	1,913,328
Riverside Cnty CA Trnsp Comm Sales Tax
Series 2013A
5.25%, 6/01/32	9,165	10,291,287
Rocklin CA USD CFD #1
NPFGC Series 04
5.00%, 9/01/25	1,000	1,000,840
Sacramento Cnty CA Hsg Auth MFHR (Cottage Estates Apts)
Series 2000B
6.00%, 2/01/33	4,950	4,762,989
Sacramento Cnty CA Hsg Auth MFHR (Verandas Apts)
Series 2000H
5.70%, 3/01/34	2,875	2,877,501
Sacramento Regl Transit Dist CA
5.00%, 3/01/36-3/01/42	4,250	4,276,077
San Bernardino Cnty CA CFD #2002-1
Series 02-1
5.90%, 9/01/33	4,750	4,765,912
San Bernardino Cnty CA COP
Series 2009A
5.25%, 8/01/26	1,635	1,729,863
San Diego CA Pub Fac Fin Auth (San Diego CA Lease)
Series 2010A
5.25%, 3/01/25	15,000	16,427,400
San Diego CA USD GO
Series 2013C
5.00%, 7/01/32	3,180	3,458,314
NPFGC Series 04E-1
5.00%, 7/01/23-7/01/24	3,240	3,360,285
San Diego Cnty CA Wtr Auth
Series 2004A
5.00%, 5/01/15 (Pre-refunded/ETM)	3,135	3,321,501
Series 2011B
5.00%, 5/01/29-5/01/30	16,115	17,510,608
AGM Series 2004A
5.00%, 5/01/27	365	380,983
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2010A
4.90%, 5/01/29	2,200	2,440,812
Series 2012A
5.00%, 5/01/27-5/01/28	7,000	7,541,430
AGM Series 2000A
6.125%, 1/01/27	1,480	1,485,402
San Francisco City/Cnty CA Pub Util Wtr
Series 2009B
5.00%, 11/01/27	4,705	5,313,921
Series 2011A
5.00%, 11/01/27	7,000	7,924,000
San Francisco City/Cnty CA Redev CFD #6 (Mission Bay South Public Imp)
5.00%, 8/01/29	1,310	1,334,484

	Principal Amount (000)	U.S. $ Value
San Joaquin Hls Trnsp Corr CA
Series 93
Zero Coupon, 1/01/20 (Pre-refunded/ETM)	20,000	17,991,600
Zero Coupon, 1/01/21 (Pre-refunded/ETM)	20,000	17,242,400
Zero Coupon, 1/01/23 (Pre-refunded/ETM)	25,000	19,619,500
San Joaquin Hls Trnsp Corr CA (San Joaquin Hills Toll Road CA)
NPFGC Series 1997A
Zero Coupon, 1/15/36	22,415	5,322,890
San Jose CA Hotel Tax
6.125%, 5/01/31	5,000	5,628,250
Santa Ana CA USD GO
Series 2008A
5.25%, 8/01/28	5,400	5,935,302
Santa Clara CA Elec
Series 2011A
5.00%, 7/01/30	1,810	1,945,370
South Gate CA Pub Fin Auth (South Gate CA Tax Alloc)
XLCA Series 02
5.125%, 9/01/24	1,800	1,773,252
Southern CA Pub Pwr Auth
5.00%, 7/01/23	3,200	3,623,968
Southwestern CA CCD GO
NPFGC Series 05
5.00%, 8/01/24	1,000	1,064,280
Stockton CA Pub Fin Auth (Stockton CA Redev Projs)
RADIAN Series 2006A
5.00%, 9/01/17	2,285	2,172,989
Tejon Ranch CA Pub Fac Fin CFD #1
5.25%, 9/01/26-9/01/28	2,375	2,449,936
5.50%, 9/01/30-9/01/33	2,135	2,156,406
Torrance CA COP (Torrance CA COP Pub Impt)
AMBAC Series 2005B
5.00%, 6/01/24	3,365	3,385,964
Turlock CA IRR Dist
5.50%, 1/01/41	8,705	9,242,882
Univ of California
Series 2007K
5.00%, 5/15/21	4,550	4,845,932
West Contra Costa CA Hlth Dist
AMBAC Series 04
5.375%, 7/01/21-7/01/24	4,720	4,753,016

		526,905,971

Arizona - 0.2%
Dove Mountain Resort CFD AZ
6.75%, 12/01/16	1,250	1,143,700

Nevada - 0.5%
Henderson NV LID # T-14
AGM Series 2007A
5.00%, 3/01/22	2,385	2,416,005

	Principal Amount (000)	U.S. $ Value
Puerto Rico - 5.2%
Puerto Rico Conv Ctr Dist Auth (Puerto Rico Hotel Occupancy Tax)
AMBAC Series 2006A
5.00%, 7/01/17	10,730	9,750,243
Puerto Rico GO
Series 2006A
5.25%, 7/01/23	3,000	2,129,340
Puerto Rico Govt Dev Bank
Series 2006B
5.00%, 12/01/15	500	445,895
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	295	289,398
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/19 (Pre-refunded/ETM)	175	214,648
5.50%, 8/01/28	20,825	16,435,715

		29,265,239

Texas - 0.9%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	3,050	3,368,237
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	1,525	1,663,882

		5,032,119

Total Municipal Obligations (cost $529,940,373)		564,763,034

	Shares
SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.07% (c) (cost $765,766)	765,766	765,766

U.S. $ Value
Total Investments - 101.0% (cost $530,706,139) (d)	565,528,800
Other assets less liabilities - (1.0)%	(5,497,973)

Net Assets - 100.0%	$560,030,827

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA Merrill Lynch	$6,500	1/25/26	SIFMA *	4.108%		$1,058,173
Capital Services, Inc.	3,100	10/21/16	SIFMA *	4.129%		349,608
Merrill Lynch Capital Services, Inc.	14,500	7/30/26	4.090%	SIFMA	*	(2,318,683)
Merrill Lynch Capital Services, Inc.	10,200	8/09/26	4.063%	SIFMA	*	(1,688,854)
Merrill Lynch Capital Services, Inc.	15,000	11/15/26	4.378%	SIFMA	*	(2,995,060)

						$(5,594,816)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(b)	Variable rate coupon, rate shown as of January 31, 2014.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7- day yield as of period end.
(d)	As of January 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $46,019,007 and gross unrealized depreciation of investments was $(11,196,346), resulting in net unrealized appreciation of $34,822,661.

As of January 31, 2014, the Fund held 22.1% of net assets in insured bonds (of this amount 6.3% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AD	-	Assessment District
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDA	-	Community Development Authority
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
GO	-	General Obligation
HFA	-	Housing Finance Authority

LID	-	Local Improvement District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company
RADIAN	-	Radian Asset Assurance Inc.
UHSD	-	Unified/Union High School District
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund - California Portfolio

January 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$536,517,408		$28,245,626		$564,763,034
Short-Term Investments		765,766		– 0	–	– 0	–	765,766

Total Investments in Securities		765,766		536,517,408		28,245,626		565,528,800
Other Financial Instruments* :
Assets:
Interest Rate Swaps		– 0	–	1,407,781		– 0	–	1,407,781
Liabilities:
Interest Rate Swaps		– 0	–	(7,002,597)		– 0	–	(7,002,597)

Total+		$765,766		$530,922,592		$28,245,626		$559,933,984

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/13	$28,093,261		$28,093,261
Accrued discounts/(premiums)	8,661		8,661
Realized gain (loss)	1,400		1,400
Change in unrealized appreciation/depreciation	152,304		152,304
Purchases	– 0	–	– 0	–
Sales	(10,000)		(10,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/14	$28,245,626		$28,245,626

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/14	$152,304		$152,304

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at January 31, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/31/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	28,245,626	Third Party Vendor	Evaluated Quotes	$91.50-$104.70/ $100.04

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund - New York Portfolio

Portfolio of Investments

January 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.4%
Long-Term Municipal Bonds - 99.4%
New York - 90.6%
Albany Cnty NY Arpt Auth
AGM Series 2010A
5.00%, 12/15/25-12/15/26	$4,540	$4,904,628
Albany NY IDA (St. Peter’s Hosp)
Series 2008A
5.75%, 11/15/22	795	863,012
Build NYC Resource Corp. (YMCA of Grtr New York)
5.00%, 8/01/32	1,000	1,040,680
Dutchess Cnty NY IDA (Bard College)
5.00%, 8/01/19-8/01/21	1,450	1,512,833
East Rochester NY Hsg Auth (St. John’s Meadows Proj)
Series 2010A
5.00%, 4/20/27	2,550	2,773,635
Erie Cnty NY Fiscal Stability Auth (Erie Cnty NY Sales Tax)
Series 2010A
5.00%, 5/15/22	5,000	5,759,550
Series 2011C
5.00%, 12/01/28	7,260	8,041,103
Erie Cnty NY GO
NPFGC Series 2005A
5.00%, 12/01/15 (Pre-refunded/ETM)	2,990	3,247,469
Glen Cove NY IDA
Series 1992B
Zero Coupon, 10/15/19 (Pre- refunded/ETM)	11,745	10,744,326
Hempstead NY Local Dev Corp. (Hofstra Univ)
5.00%, 7/01/28	650	699,043
Long Island Pwr Auth NY
Series 2012B
5.00%, 9/01/27	2,500	2,670,500
NPFGC-RE Series 2006A
5.00%, 6/01/16 (Pre-refunded/ETM)	4,300	4,758,853
Metropolitan Trnsp Auth NY
Series 2011D
5.00%, 11/15/29	4,300	4,596,614
Series 2012C
5.00%, 11/15/31	6,000	6,376,140
Series 2012D-1
5.00%, 11/01/28	2,480	2,685,964
Series 2012E
5.00%, 11/15/31	2,625	2,789,561
Series 2012F
5.00%, 11/15/27	7,070	7,725,389
Series 2012H
5.00%, 11/15/33	2,500	2,628,525
NPFGC Series 2006A

	Principal Amount (000)	U.S. $ Value
5.00%, 11/15/16 (Pre-refunded/ETM)	6,890	7,768,682
NPFGC Series 2006B
5.00%, 11/15/16 (Pre-refunded/ETM)	5,000	5,637,650
Monroe Cnty NY IDA MFHR (Southview Towers Apts)
Series 00
6.25%, 2/01/31	1,130	1,130,463
Monroe Cnty NY IDC (Rochester General Hospital)
Series 2013A
5.00%, 12/01/42	6,610	6,689,518
Nassau Cnty NY IDA (Amsterdam at Harborside)
Series 2007A
6.50%, 1/01/27 (a)	2,120	1,165,364
Nassau Cnty NY Local Econ Asst Corp. (South Nassau Communities Hosp)
5.00%, 7/01/31-7/01/37	4,195	4,248,763
Nassau Cnty NY Local Econ Asst Corp. (Winthrop Univ Hlth)
5.00%, 7/01/32-7/01/42	5,435	5,451,978
New York Conv Ctr Dev Corp. (New York Hotel Unit Fee)
AMBAC Series 05
5.00%, 11/15/30	10,000	10,431,700
New York NY GO
Series 2004G
5.00%, 12/01/23	1,705	1,762,118
Series 2004I
5.00%, 8/01/14 (Pre-refunded/ETM)	50	51,165
5.00%, 8/01/21	11,350	11,597,997
Series 2005J
5.00%, 3/01/24	1,830	1,912,094
Series 2007C
5.00%, 1/01/17 (Pre-refunded/ETM)	3,425	3,862,646
5.00%, 1/01/21	1,575	1,744,423
AGM Series 2004E
5.00%, 11/01/21	2,790	2,882,042
XLCA Series 2004I
5.00%, 8/01/18	10,000	10,220,900
New York NY HDC MFHR (New York NY HDC)
Series 2002A
5.50%, 11/01/34	10	10,035
New York NY Mun Wtr Fin Auth
Series 2008 CC
5.125%, 6/15/30	10,300	11,307,443
Series 2009FF
5.00%, 6/15/27	15,110	17,034,258
New York NY TFA Bldg Aid
NPFGC-RE Series 2006S-1
5.00%, 7/15/21	7,000	7,720,090
New York NY Trnsl Fin Auth
Series 2005A-1
5.00%, 11/01/24	5,000	5,345,650
Series 2013A
5.25%, 7/01/30	2,000	2,227,480
Series 2013I

	Principal Amount (000)	U.S. $ Value
5.00%, 5/01/32-5/01/33	12,500	13,589,825
New York NY Trst for Cult Res (Whitney Museum of American Art)
5.00%, 7/01/31	9,675	10,229,474
New York NY Trst for Cult Res (Wildlife Conservation Society)
Series 2013A
5.00%, 8/01/33	3,860	4,146,489
New York St Dormitory Auth
5.75%, 7/01/18 (Pre-refunded/ETM)	5,165	6,222,224
New York St Dormitory Auth (Cabrini Westchester)
5.10%, 2/15/26	1,850	2,003,883
New York St Dormitory Auth (Cornell Univ)
Series 2008B
5.00%, 7/01/27	4,925	5,510,238
Series 2008C
5.00%, 7/01/29	2,000	2,211,840
Series 2009A
5.00%, 7/01/25	2,465	2,770,734
New York St Dormitory Auth (Eger Hlth and Rehab Ctr)
Series 00
6.10%, 8/01/37	1,245	1,249,395
New York St Dormitory Auth (Leake and Watts Svcs)
NPFGC Series 04
5.00%, 7/01/22-7/01/23	3,275	3,299,120
New York St Dormitory Auth (Manhattan College)
RADIAN Series 2007A
5.00%, 7/01/27	2,445	2,463,142
New York St Dormitory Auth (Montefiore Medical Center)
NPFGC-RE Series 04
5.00%, 8/01/23	1,860	1,915,298
New York St Dormitory Auth (Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/26	6,795	7,254,478
New York St Dormitory Auth (New York St Boces Prog)
AGM Series 04
5.00%, 8/15/23	3,175	3,223,228
New York St Dormitory Auth (New York St Lease SUNY)
Series 2012A
5.00%, 5/15/27	2,700	2,998,971
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2008A
5.00%, 3/15/27	2,350	2,607,231
New York St Dormitory Auth (New York Univ)
Series 2008A
5.00%, 7/01/29	4,220	4,646,304
NPFGC-RE Series 2004A
5.00%, 7/01/24	2,240	2,280,499

	Principal Amount (000)	U.S. $ Value
New York St Dormitory Auth (North Shore - LIJ Hospital)
5.00%, 5/01/22	1,405	1,488,822
New York St Dormitory Auth (NYU Hosp Center)
Series 2007A
5.00%, 7/01/22	1,200	1,285,956
Series 2007B
5.25%, 7/01/24	610	653,286
New York St Dormitory Auth (Ozanam Hall Queens Nursing)
5.00%, 11/01/21	1,000	942,760
New York St Dormitory Auth (Rochester Inst of Technology)
5.00%, 7/01/23-7/01/38	6,335	6,982,335
New York St Dormitory Auth (SS Joachim & Anne Residence)
Series 02
5.25%, 7/01/27	1,000	945,360
New York St Dormitory Auth (State Univ of New York)
5.00%, 7/01/27-7/01/35	12,360	13,310,150
Series 2011A
5.00%, 7/01/28	6,690	7,348,630
New York St Dormitory Auth (Teachers College at Columbia Univ)
5.00%, 7/01/34	2,535	2,695,744
Series 2012A
5.00%, 7/01/31	1,200	1,290,228
New York St Dormitory Auth (Westchester Cnty NY Lease Court)
Series 2006A
5.00%, 8/01/17	9,510	10,457,576
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
Series 2010A
5.00%, 6/15/29	2,000	2,230,000
New York St Liberty Dev Corp. (4 World Trade Ctr Proj)
5.00%, 11/15/31	2,225	2,366,221
New York St Liberty Dev Corp. (National Sports Museum Proj)
6.125%, 2/15/19 (a)(b)	792	8
New York St Mortgage Agy SFMR (New York St Mortgage Agy)
Series 01-31A
5.30%, 10/01/31	7,895	7,897,290
New York St Pwr Auth
NPFGC Series 2007C
5.00%, 11/15/19-11/15/21	3,680	4,171,217
New York St Thruway Auth (New York St Pers Income Tax)
Series 2008A
5.00%, 3/15/26-3/15/27	11,000	12,362,020
Series 2010A
5.00%, 3/15/28	5,000	5,557,450
New York St Thruway Auth (New York St Thruway Auth Ded Tax)

	Principal Amount (000)	U.S. $ Value
AMBAC Series 2005B
5.00%, 4/01/21	7,500	8,031,150
NPFGC-RE Series 2005B
5.00%, 4/01/17	12,750	13,699,110
Newburgh NY GO
Series 2012A
5.25%, 6/15/28	1,065	1,093,191
5.50%, 6/15/32	1,320	1,341,120
Niagara Frontier Trnsp Auth NY (Buffalo Niagara Intl Airport)
NPFGC
5.625%, 4/01/29	2,500	2,500,275
Niagara NY Dev Corp. (Covanta Energy Corp.)
5.25%, 11/01/42	1,210	1,095,461
Onondaga Cnty NY IDA (Bristol- Myers Squibb)
5.75%, 3/01/24	4,000	4,769,560
Onondaga Cnty NY Trst for Cultural Res (Syracuse Univ)
5.00%, 12/01/28-12/01/29	2,135	2,320,021
Orange Cnty NY Funding Corp. (Mount St. Mary College)
Series 2012A
5.00%, 7/01/37	1,320	1,330,758
Port Authority of NY & NJ
5.00%, 7/15/31	18,000	19,556,100
Port Authority of NY & NJ (JFK International Air Terminal LLC)
NPFGC Series 97-6
5.75%, 12/01/22	6,820	6,870,945
Rensselaer Cnty NY IDA (Rensselaer Polytechnic Institute.)
Series 2006
5.00%, 3/01/26	7,505	7,702,231
Sachem NY CSD GO
NPFGC-RE
5.00%, 10/15/21-10/15/22	5,415	5,737,912
Seneca Cnty NY IDA (New York Chiropractic College)
5.00%, 10/01/27	925	944,444
Suffolk Cnty NY EDA (Catholic Hlth Svcs of Long Island)
5.00%, 7/01/28	5,990	6,127,351
Suffolk Cnty NY EDC (Peconic Landing at Southold)
5.875%, 12/01/30	2,340	2,508,597
Suffolk Cnty NY IDA (New York Institute of Technology)
5.00%, 3/01/26	1,150	1,156,636
Triborough Brdg & Tunl Auth NY
Series 2006A
5.00%, 11/15/16 (Pre-refunded/ETM)	6,715	7,571,364
Series 2008D
5.00%, 11/15/26	10,000	10,851,100
Series 2011A
5.00%, 1/01/28	5,000	5,506,650
Troy Res Corp. (Rensselaer Polytechnic Institute.)
Series 2010A
5.00%, 9/01/30	3,000	3,145,290

	Principal Amount (000)	U.S. $ Value
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
Series 2007A
6.00%, 9/15/27	1,175	957,308
Utility Debt Securitization Auth NY
Series 2013T
5.00%, 12/15/31	10,000	11,250,300
Westchester Cnty Hlth Care Corp. NY
Series 2010B
6.00%, 11/01/30	1,000	1,115,800
Westchester Cnty NY Local Dev Corp. (Kendal on Hudson)
5.00%, 1/01/34	1,800	1,801,188
Yonkers NY IDA (Malotz Skilled Nursing Fac)
NPFGC Series 99
5.65%, 2/01/39	695	717,032

		484,328,604

Arizona - 0.3%
Dove Mountain Resort CFD AZ
6.75%, 12/01/16	880	805,165
Goodyear AZ IDA (Litchfield Park Svc Co.)
Series 01
6.75%, 10/01/31	1,000	1,000,190

		1,805,355

Florida - 1.5%
Crossings at Fleming Is CDD FL
Series 2000C
7.10%, 5/01/30 (a)	5,480	4,443,513
Hammock Bay CDD FL
Series 2004A
6.15%, 5/01/24	610	612,202
Marshall Creek CDD FL
6.625%, 5/01/32 (a)(c)	875	805,000
Midtown Miami CDD FL
Series 2004A
6.00%, 5/01/24	1,940	1,941,843

		7,802,558

Georgia - 0.1%
Atlanta GA Tax Allocation (Eastside Proj)
Series 2005B
5.60%, 1/01/30	500	524,505

Guam - 0.1%
Guam Wtrworks Auth
Series 05
6.00%, 7/01/25	500	508,240

Illinois - 0.2%
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 2005A
5.95%, 3/01/28	1,236	1,243,156

	Principal Amount (000)	U.S. $ Value
North Carolina - 0.2%
North Carolina Med Care Comm (Pennybyrn at Maryfield)
Series 2005A
6.125%, 10/01/35	1,000	959,080

Ohio - 0.2%
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 2004A
7.125%, 8/01/25 (a)	1,200	896,100

Puerto Rico - 5.1%
Puerto Rico Elec Pwr Auth
Series 2007TT
5.00%, 7/01/22	2,085	1,436,482
Series 2008W
5.375%, 7/01/23	405	281,078
Series 2008WW
5.375%, 7/01/24	5,225	3,530,689
Puerto Rico GO
Series 2001A
5.50%, 7/01/19	915	717,406
Series 2006A
5.25%, 7/01/23	1,600	1,135,648
Puerto Rico Govt Dev Bank
Series 2006B
5.00%, 12/01/15	500	445,895
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/20	1,795	1,795,592
5.125%, 12/01/27	1,495	1,466,610
Puerto Rico Ind Med & Envrn Poll Ctl Fac (ANA G Mendez University Sys)
5.125%, 4/01/32	1,000	719,490
Puerto Rico Mun Fin Agy
Series 2005A
5.25%, 8/01/23	935	662,270
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/19 (Pre-refunded/ETM)	125	153,320
5.50%, 8/01/28	14,875	11,739,796
Univ of Puerto Rico
Series 2006Q
5.00%, 6/01/20-6/01/22	4,480	3,351,923

		27,436,199

Texas - 1.1%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	2,700	2,981,718
7.50%, 6/30/32	1,225	1,408,309
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	1,350	1,472,944

		5,862,971

	Principal Amount (000)	U.S. $ Value
Virginia - 0.0%
Bell Creek CDA VA
Series 2003A
6.75%, 3/01/22	100	100,062

Total Investments - 99.4% (cost $522,770,754) (d)		531,466,830
Other assets less liabilities - 0.6%		3,182,435

Net Assets - 100.0%		$534,649,265

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$2,200	1/25/26	SIFMA	*	4.108%	$358,155

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Illiquid security.
(b)	Security is in default and is non-income producing.
(c)	Fair valued by the Adviser.
(d)	As of January 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $23,651,529 and gross unrealized depreciation of investments was $(14,955,453), resulting in net unrealized appreciation of $8,696,076.

As of January 31, 2014, the Fund held 21.0% of net assets in insured bonds (of this amount 19.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
CSD	-	Central/Community School District
EDA	-	Economic Development Agency
EDC	-	Economic Development Corporation
ETM	-	Escrowed to Maturity
GO	-	General Obligation
HDC	-	Housing Development Corporation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
IDC	-	Industrial Development Corporation
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation

NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company
RADIAN	-	Radian Asset Assurance Inc.
SFMR	-	Single Family Mortgage Revenue
SSA	-	Special Services Area
TFA	-	Transitional Finance Authority
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund - New York Portfolio

January 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$508,911,491		$22,555,339		$531,466,830

Total Investments in Securities		– 0	–	508,911,491		22,555,339		531,466,830
Other Financial Instruments* :
Assets:
Interest Rate Swaps		– 0	–	358,155		– 0	–	358,155
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total^	$	– 0	–	$509,269,646		$22,555,339		$531,824,985

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/13	$19,997,534		$19,997,534
Accrued discounts/(premiums)	4,846		4,846
Realized gain (loss)	2,412		2,412
Change in unrealized appreciation/depreciation	241,852		241,852
Purchases	3,508,195		3,508,195
Sales	(1,199,500)		(1,199,500)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/14	$22,555,339		$22,555,339

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/14	$241,746		$241,746

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at January 31, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/31/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	21,750,339	Third Party Vendor	Evaluated Quotes	$0.00-$112.78/ $93.80
	805,000	Terms of Recovery Value	Recovery Rate*	$95.7% / N/A

*	Significant increases (decreases) in the recovery rate, lease rate and occupancy rate would increase (decrease) the fair value measurement. Significant increases (decreases) in lease expenses and taxes would decrease (increase) the fair value measurement.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 17, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 17, 2014